Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis (Parenthetical) (Details) - Discount Rate, Measurement Input	Mar. 31, 2024	Mar. 31, 2023
Bottom of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	0.09
Bottom of Range | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		0.10
Bottom of Range | Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		0.10
Top of Range | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	0.15	0.15
Top of Range | Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		0.15